Cover	Oct. 17, 2023
Cover [Abstract]
Entity Registrant Name	Legend Spices, Inc.
Entity Central Index Key	0001970129
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 17, 2023
Entity File Number	333-271201
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	38-4247159
Entity Address Address Line 1	14 Kajaznuni Street
Entity Address Address Line 2	Apt. 70
Entity Address City Or Town	Yerevan
Entity Address Country	AM
Entity Address Postal Zip Code	0070
City Area Code	99
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	432000
Security 12b Title	Common Shares